Label	Element	Value
Multi-Managed Income/Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Managed Income/Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is conservation of principal while maintaining some potential for long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

•	Fixed Income Component	68%
•	Growth Component	32%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 68% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Derivatives Risk. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, Russell 1000® Growth Index and a Blended Index and each of its components. The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, the subadvisory agreement between SAAMCo and Lord Abbett & Co. LLC and the subadvisory agreement between SAAMCo and PineBridge Investments, LLC were terminated with respect to the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, Russell 1000® Growth Index and a Blended Index and each of its components.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 Month Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.91% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.44% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2015 was 1.06%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.44%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
Multi-Managed Income/Equity Portfolio | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%
Multi-Managed Income/Equity Portfolio | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.49%
Multi-Managed Income/Equity Portfolio | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%
Multi-Managed Income/Equity Portfolio | Russell 1000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%
Multi-Managed Income/Equity Portfolio | Citigroup Treasury Bill 3 Month Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.46%
Multi-Managed Income/Equity Portfolio | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
Multi-Managed Income/Equity Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2005	rr_AnnualReturn2005	5.26%
Annual Return 2006	rr_AnnualReturn2006	5.03%
Annual Return 2007	rr_AnnualReturn2007	10.12%
Annual Return 2008	rr_AnnualReturn2008	(16.16%)
Annual Return 2009	rr_AnnualReturn2009	25.50%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Annual Return 2011	rr_AnnualReturn2011	1.25%
Annual Return 2012	rr_AnnualReturn2012	11.70%
Annual Return 2013	rr_AnnualReturn2013	7.18%
Annual Return 2014	rr_AnnualReturn2014	7.38%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.21%
Multi-Managed Income/Equity Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.05%
Multi-Managed Income/Equity Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.95%